                                   SEMIANNUAL
                                     REPORT

                                 June 30, 1997

                                 WARBURG PINCUS
                               CASH RESERVE FUND

                                 WARBURG PINCUS
                            NEW YORK TAX EXEMPT FUND

   The Funds seek to maintain a constant net asset value of $1.00 per share; there can be no assurance that they can do so on a continuing basis. An investment in the Funds is neither insured nor guaranteed by the U.S. government.

   More complete information about the Funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

                                     [Logo]

From time to time, the Funds' investment adviser and co-administrator may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

The views of the Funds' management are as of the date of the letters and portfolio holdings described in this semiannual report are as of June 30, 1997; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this semiannual report is a recommendation to purchase or sell securities.

WARBURG PINCUS CASH RESERVE FUND
--------------------------------------------------------------------------------

Dear Shareholder:                                                August 15, 1997

For the six-month period ended June 30, 1997, short-term interest rates, in the overnight to one-year area of the yield curve, were often volatile. During the first three months of 1997 interest rates rose across the yield curve, but following the Federal Reserve's tightening of monetary policy in late March (the Fed raised its targeted federal-funds rate by 25 basis points, to 5.50%), interest rates declined dramatically in the April-through-June span. The market was also buoyed by continued benign inflation and economic data indicating slowing demand (Fed Chairman Alan Greenspan had cited stronger demand as a reason for the earlier tightening). As the market rallied in the second half of the period, yields narrowed between securities in the three-to-nine-month area and those in the 10-to-12-month range.

The annualized yield for Warburg Pincus Cash Reserve Fund (the 'Fund') for the seven-day period ended June 30, 1997 was 5.10% (4.96% without waivers and/or reimbursements), up from 5.03% for the period ended December 31, 1996. Net assets declined to $372.2 million, down from $451.6 million six months ago. The Fund's average weighted maturity on June 30, 1997, was 49 days, down from 54 days on December 31, 1996.

The Fund will continue to emphasize high-quality securities in order to provide competitive returns without compromising safety and stability of principal. We appreciate your continued support and investment in the Fund.

Eugene L. Podsiadlo
President

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
--------------------------------------------------------------------------------

Dear Shareholder:                                                August 15, 1997

   New York state has a broad and diverse economic base, enhanced by substantial wealth and resources. The state's fiscal condition continues to improve, which is reflected in fiscal 1997's estimated $1.5 billion surplus. This represents the fifth consecutive year positive budget results have been achieved since the recession of the early 1990s. Unfortunately, however, the state, once again, failed to pass a budget in a timely manner. This persistent lateness and the highly political nature of the budget process will likely preclude any credit rating upgrade from the major credit agencies in the foreseeable future.

   New York City, which continues to see steady growth, likewise had very positive budget results. It closed its 1997 fiscal year on June 30 with its largest surplus ever, an estimated $856 million. Though Wall Street's banner year had a disproportionate effect on the City's finances, the City also benefited from growth within areas such as the hotel and real-estate industries. While the City's recently improved fiscal situation is heartening, it should be noted that there are substantial budgetary shortfalls that remain to be addressed.

   The tax-free market experienced seasonal asset volatility during the six-month period ended June 30, 1997. Total tax-exempt assets rose to a record $152.7 billion in mid-April as investors parked their money to pay income taxes, and then decreased to $143.7 billion by the period-end. Assets for Warburg Pincus New York Tax Exempt Fund (the 'Fund') followed the same pattern, increasing to $158.8 million by mid-April and then declining to $113.6 million by June 30. The market's cash outflow created buying opportunities as demand for paper decreased and yields increased.

   The Fund's strategy was to lock in rates at attractive levels, while maintaining liquidity to meet redemptions. Notes and commercial paper were acquired by the Fund to take advantage of the rising yields, and consequently the average weighted maturity of the Fund jumped from the 20 to 30 day range to the 50 to 65 day range in the latter part of the period (the Fund's maturity was 63 days as of June 30). The Fund's 12-month return as of June 30, 1997, was 3.00%, outperforming IBC's New York tax-exempt funds by eight basis points. The Fund's seven-day annualized yield was 3.34% (3.17% without waivers and/or reimbursements), up from 3.31% on December 31.*

   The Fund seeks to provide investors with a high level of current income that is exempt from federal, New York state and New York city personal income taxes as is consistent with preservation of capital and liquidity. We appreciate your continued support and investment in the Fund.

Eugene L. Podsiadlo
President

------------
* A portion of the Fund's income may be subject to state and city taxes or the federal alternative minimum tax.

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                       RATINGS
    PAR                                             (MOODY'S/S&P)     MATURITY     RATE%        VALUE
-----------                                         -------------     --------     -----     ------------
AGENCY OBLIGATIONS (5.9%)
Federal Farm Credit Bank (2.7%)
$ 5,000,000   Federal Farm Credit Bank Note            NR, NR         07/01/97     5.55      $  5,000,000
  5,000,000   Federal Farm Credit Bank Note            NR, NR         08/01/97     5.55         4,999,763
                                                                                             ------------
                                                                                                9,999,763
                                                                                             ------------
Federal Home Loan Bank (1.9%)
  6,960,000   Federal Home Loan Bank                   NR, NR         09/24/97     6.00         6,963,307
                                                                                             ------------
Federal National Mortgage Association (1.3%)
  5,000,000   Federal National Mortgage Association    NR, NR         10/29/97     5.53         4,995,557
                                                                                             ------------
              TOTAL AGENCY OBLIGATIONS
               (Cost $21,958,627)                                                              21,958,627
                                                                                             ------------
CERTIFICATES OF DEPOSIT (26.9%)
Banks (4.9%)
  5,000,000   Barclays Bank PLC                      (A-1+, P-1)      01/16/98     5.81         5,000,236
  5,000,000   Bank of Tokyo-Mitsubishi               (A-1, P-1)       07/31/97     5.84         5,000,000
  5,000,000   Chase Manhattan Bank                   (A-1, P-1)       07/28/97     5.55         5,000,000
  3,000,000   Morgan Guaranty Trust Co. of New York  (A-1+, P-1)      06/22/98     5.97         2,999,011
                                                                                             ------------
                                                                                               17,999,247
                                                                                             ------------
Domestic Certificates of Deposit (7.3%)
  2,000,000   Bankers Trust Co.                      (A-1, P-1)       06/19/98     5.98         1,999,630
  5,000,000   Chase Manhattan Corp.                  (A-1, P-1)       07/10/97     5.50         5,000,000
  5,000,000   Comerica Bank                          (A-1, P-1)       08/13/97     5.77         4,999,682
  5,000,000   Wilmington Trust Co.                   (A-1, P-1)       07/07/97     5.45         5,000,000
  5,000,000   Wilmington Trust Co.                   (A-1, P-1)       07/10/97     5.70         5,000,000
  5,000,000   Wilmington Trust Co.                   (A-1, P-1)       07/21/97     5.53         5,000,000
                                                                                             ------------
                                                                                               26,999,312
                                                                                             ------------
National Commercial Banks (1.3%)
  5,000,000   Westdeutsche Landesbank Gironzentrale  (A-1+, P-1)      07/30/97     5.52         5,000,039
                                                                                             ------------

                See Accompanying Notes to Financial Statements.
                                       3

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                       RATINGS
    PAR                                             (MOODY'S/S&P)     MATURITY     RATE%        VALUE
-----------                                         -------------     --------     -----     ------------
CERTIFICATES OF DEPOSIT (CONT'D)
Yankee Dollar Certificates Of Deposit (13.4%)
$10,000,000   Banque National de Paris               (A-1, P-1)       07/25/97     5.57      $ 10,000,189
 10,000,000   Deutsche Bank AG                       (A-1+, P-1)      10/28/97     5.69        10,004,078
  5,000,000   Industrial Bank of Japan               (A-1, P-1,)      08/27/97     5.73         5,000,078
  5,000,000   Royal Bank of Canada                   (A-1+, P-1)      06/25/98     5.94         4,997,178
  5,000,000   Societe Generale                       (A-1+, P-1)      11/24/97     5.88         5,001,145
  5,000,000   Sumitomo Bank                          (A-1, P-1)       07/14/97     5.78         5,000,000
  5,000,000   Sumitomo Bank                          (A-1, P-1)       07/23/97     5.70         5,000,000
  5,000,000   Sumitomo Bank                          (A-1, P-1)       08/29/97     5.76         5,000,162
                                                                                             ------------
                                                                                               50,002,830
                                                                                             ------------
              TOTAL CERTIFICATES OF DEPOSIT
               (Cost $145,001,428)                                                            100,001,428
                                                                                             ------------
COMMERCIAL PAPER (52.1%)
Asset Backed Securities (5.3%)
  5,000,000   CC USA, Inc.                           (A-1+, P-1)      09/09/97     5.61         4,945,458
  5,000,000   CC USA, Inc.                           (A-1+, P-1)      07/21/97     5.67         4,984,250
  5,000,000   CC USA, Inc.                           (A-1+, P-1)      08/15/97     5.65         4,964,688
  5,000,000   Sigma Finance, Inc.                    (A-1+, P-1)      07/07/97     5.61         4,995,325
                                                                                             ------------
                                                                                               19,889,721
                                                                                             ------------
Banks (8.0%)
  5,000,000   AB Spintab Swedmortgage                (NR, P-1)        07/10/97     5.64         4,992,950
  5,000,000   AMRO N.A. Finance, Inc.                (A-1+, P-1)      07/09/97     5.34         4,994,067
  5,000,000   Cheltenham and Gloucester Building
               Society                               (A-1+, P-1)      07/14/97     5.42         4,990,214
  5,000,000   Svenska Handelsbanken, Inc.            (A-1, P-1)       07/11/97     5.61         4,992,208
  5,000,000   Svenska Handelsbanken, Inc.            (A-1, P-1)       08/15/97     5.61         4,964,938
  5,000,000   Commonwealth Bank of Australia         (A-1+, P-1)      07/21/97     5.37         4,985,083
                                                                                             ------------
                                                                                               29,919,460
                                                                                             ------------
Business Services (2.7%)
  5,000,000   Dun & Bradstreet Corp.                 (A-1, P-1)       09/09/97     5.60         4,945,556
  5,000,000   Dun & Bradstreet Corp.                 (A-1, P-1)       09/23/97     5.60         4,934,666
                                                                                             ------------
                                                                                                9,880,222
                                                                                             ------------
Chemicals & Allied Products (4.0%)
  5,000,000   Akzo Nobel, Inc.                       (A-1, P-1)       07/08/97     5.61         4,994,546
 10,000,000   Akzo Nobel, Inc.                       (A-1, P-1)       07/14/97     5.63         9,979,669
                                                                                             ------------
                                                                                               14,974,215
                                                                                             ------------
Conglomerates (1.3%)
  5,000,000   BTR Dunlop Finance, Inc. PLC           (A-1, P-1)       08/04/97     5.40         4,974,500
                                                                                             ------------

                See Accompanying Notes to Financial Statements.
                                       4

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                       RATINGS
    PAR                                             (MOODY'S/S&P)     MATURITY     RATE%        VALUE
-----------                                         -------------     --------     -----     ------------
COMMERCIAL PAPER (CONT'D)
Finance Lessors (1.4%)
$ 5,000,000   General Electric Capital Corp.         (A-1+, P-1)      07/15/97     5.42      $  4,989,461
                                                                                             ------------
Finance Services (2.7%)
  5,000,000   Countrywide Funding Corp.              (A-1, NR)        08/12/97     5.60         4,967,333
  5,000,000   Dakota Certificates Program            (A-1+, P-1)      07/14/97     5.66         4,989,781
                                                                                             ------------
                                                                                                9,957,114
                                                                                             ------------
Government (1.3%)
  5,000,000   Province de Quebec                     (A-1+, P-1)      08/20/97     5.60         4,961,111
                                                                                             ------------
Motor Vehicles & Car Bodies (2.7%)
  5,000,000   BMW U.S. Capital Corp.                 (A-1, NR)        08/12/97     5.60         4,967,333
  5,000,000   Daimler-Benz North America Corp.       (A-1, P-1)       07/11/97     5.61         4,992,209
                                                                                             ------------
                                                                                                9,959,542
                                                                                             ------------
National Commercial Banks (1.3%)
  5,000,000   Santander Finance (De), Inc.           (A-1+, P-1)      07/23/97     5.40         4,983,500
                                                                                             ------------
Personal Credit Institutions (2.7%)
  5,000,000   General Motors Acceptance Corp.        (NR, P-1)        11/17/97     5.75         4,888,993
  5,000,000   Dean Witter, Discover and Co.          (A-1,P-1)        07/01/97     5.62         5,000,000
                                                                                             ------------
                                                                                                9,888,993
                                                                                             ------------
Security Brokers & Dealers (13.3%)
  5,000,000   Bear Stearns Companies, Inc.           (A-1, P-1)       07/02/97     5.63         4,999,218
  5,000,000   Bear Stearns Companies, Inc.           (A-1, P-1)       07/08/97     5.62         4,994,536
  5,000,000   Bear Stearns Companies, Inc.           (A-1, P-1)       07/15/97     5.63         4,989,053
  5,000,000   Goldman Sachs Group L.P.               (A-1+, P-1)      11/07/97     5.63         4,899,129
  5,000,000   Merrill Lynch & Co.                    (A-1+, P-1)      09/16/97     5.57         4,940,432
  5,000,000   Merrill Lynch & Co. DCP                (A-1+, P-1)      08/14/97     5.30         4,967,611
  5,000,000   Morgan Stanley Group, Inc.             (A-1+, P-1)      07/24/97     5.63         4,982,015
 10,000,000   Nomura Holding America, Inc.           (A-1+, P-1)      09/09/97     5.74         9,888,389
  5,000,000   Nomura Holding America, Inc.           (A-1+, P-1)      08/07/97     5.73         4,970,555
                                                                                             ------------
                                                                                               49,630,938
                                                                                             ------------
Short-Term Business Credit Institutions (2.7%)
  5,000,000   Caterpillar Financial Service Corp.    (A-1, P-1)       08/18/97     5.60         4,962,667
  5,000,000   Corporate Receivables Corp.            (A-1, P-1)       07/10/97     5.65         4,992,938
                                                                                             ------------
                                                                                                9,955,605
                                                                                             ------------

                See Accompanying Notes to Financial Statements.
                                       5

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                       RATINGS
    PAR                                             (MOODY'S/S&P)     MATURITY     RATE%        VALUE
-----------                                         -------------     --------     -----     ------------
COMMERCIAL PAPER (CONT'D)
Telecommunications (2.7%)
$ 5,000,000   MCI Communications Corp.               (A-1, P-1)       08/11/97     5.43      $  4,969,078
  5,000,000   MCI Communications Corp.               (A-1, P-1)       11/06/97     5.62         4,900,089
                                                                                             ------------
                                                                                                9,869,167
                                                                                             ------------
              TOTAL COMMERCIAL PAPER
               (Cost $193,833,549)                                                            193,833,549
                                                                                             ------------
VARIABLE RATE OBLIGATIONS (10.7%)
Asset Backed Securities (1.3%)
  5,000,000   SMM Trust 1996-R +                     (A-1+, P-1)      07/15/97     5.69         5,000,000
                                                                                             ------------
Federal National Morgtgage Association (1.4%)
  5,000,000   Federal National Mortgage
               Association+                          (A-1+, P-1)      07/01/97     5.44         5,000,387
                                                                                             ------------
Personal Credit Institutions (1.3%)
  5,000,000   Associates Corp. of North America +    (A-1+, P-1)      07/01/97     5.57         4,997,578
                                                                                             ------------
Security Brokers & Dealers (1.3%)
  5,000,000   Morgan Stanley Group, Inc. +           (A-1+, P-1)      07/10/97     5.65         5,000,000
                                                                                             ------------
Student Loan Marketing Association (5.4%)
 10,000,000   Student Loan Marketing Association
               Floating Rate Note +                    NR, NR         07/01/97     5.42        10,000,580
  5,000,000   Student Loan Marketing Association
               Floating Rate Note +                    NR, NR         07/01/97     5.42         5,001,923
  5,000,000   Student Loan Marketing Association
               Floating Rate Note +                    NR, NR         07/01/97     5.26         5,000,000
                                                                                             ------------
                                                                                               20,002,503
                                                                                             ------------
              TOTAL VARIABLE RATE OBLIGATIONS
               (Cost $40,000,468)                                                              40,000,468
                                                                                             ------------
REPURCHASE AGREEMENT (4.2%)
 15,800,000   Repurchase agreement with Morgan
              Stanley & Co., dated 06/30/97 at
              6.20% to be repurchased on 07/01/97
              at $15,802,721. (Collateralized by
              $16,150,000 U.S. Treasury Note at
              3.375%, due 01/15/07 and $100,000
              U.S. Treasury Note at 5.875%, due
              11/30/01, Market value of collateral
              is $16,215,576.) (Cost $15,800,000)                                              15,800,000
                                                                                             ------------
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $416,594,072*)                                       371,594,072
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                                      650,794
                                                                                             ------------
NET ASSETS (100.0%) (applicable to 372,248,163 shares)                                       $372,244,866
                                                                                             ------------
                                                                                             ------------
NET ASSETS VALUE, offering and redemption price per share ($372,244,866[div]372,248,163)            $1.00
                                                                                                    -----
                                                                                                    -----

                                                        INVESTMENT ABBREVIATIONS
                                             NR = Not Rated

--------------------------------------------------------------------------------
 + The interest rate shown is as of June 30, 1997 and the maturity date is the next interest readjustment date.
 * Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.
                                       6

WARBURG PINCUS CASH RESERVE FUND
MATURITY SCHEDULE OF PORTFOLIO
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

MATURITY SCHEDULE
     (DAYS)            PAR AMOUNT         PERCENTAGE OF PORTFOLIO
-----------------     ------------     -----------------------------
                                                         (CUMULATIVE)
          1-7         $ 35,000,000           9.4%             9.4%
         8-14                    0           0.0              9.4
        15-30           20,800,000           5.6             15.0
        31-60          145,000,000          38.9             53.9
        61-90           75,000,000          20.1             74.0
       91-120           36,960,000           9.9             83.9
      121-150           10,000,000           2.7             86.6
     Over 150           50,000,000          13.4            100.0
                      ------------         -----
                      $372,760,000         100.0%
                      ------------         -----
                      ------------         -----

                      Average Weighted Maturity -- 49 days

                See Accompanying Notes to Financial Statements.
                                       7

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                       RATINGS
   PAR                                              (MOODY'S/S&P)      MATURITY     RATE%        VALUE
----------                                          --------------     --------     -----     ------------
NEW YORK (96.4%)
$2,250,000   Erie County, New York Industrial
              Development Agency VRDN+               (A-1, NR)         07/07/97     4.25      $  2,250,000
 2,950,000   Galway, New York, Central School
              District BANS                          (A-1, NR)         06/18/98     4.13         2,957,511
 4,400,000   Horseheads, New York Central School
              District BANS                          (A-1, NR)         03/27/98     4.00         4,409,295
 2,500,000   Metropolitan Transportation
              Authority Commuter Facility Series
              1991 (Multiple Credit Enhancements
              LOC) VRDN+                             (A-1, VMIG-1)     07/07/97     4.15         2,500,000
 1,000,000   Monroe County New York Industrial
              Development Agency (AJL
              Manufacturing, Inc. Facility)
              (Marine Midland LOC) VRDN+             (A-1, NR)         07/07/97     4.25         1,000,000
 1,000,000   Monroe County New York Industrial
              Development Agency (Electronic
              Navigational Industries Inc.)
              Series 1984 RB                         (A-1, NR)         07/01/97     3.85         1,000,000
   100,000   Montgomery Town Industrial
              Development Agency (Industrial
              Bank of Japan LOC) VRDN+               (A-1, NR)         07/15/97     3.85           100,000
 1,500,000   New York State Energy Research &
              Development Pollution Control RB
              (Long Island Lighting Co. Project)
              (Deutsche Bank LOC)                    (NR, VMIG-1)      03/01/98     3.60         1,500,000
 4,000,000   New Paltz, New York, Central School
              District BANS                          (NR, VMIG-1)      06/15/98     4.13         4,008,651
 3,800,000   New York City General Obligation        (A-1+,
              1994 Series H-3 TECP                   VMIG-1)           09/16/97     3.75         3,800,000
 5,500,000   New York City General Obligation
              1994 Series H-3 (State Street Bank     (A-1+,
              & Co. LOC) TECP                        VMIG-1)           07/16/97     3.45         5,500,000
   500,000   New York City General Obligation        (A-1+,
              Bond (Mitsubishi Bank LOC) VRDN+       VMIG-1)           07/07/97     4.10           500,000
   200,000   New York City General Obligation
              Bond 1995 Series F-7 (Union Bank
              of Switzerland LOC) VRDN+              (A-1+, P-1)       07/07/97     4.10           200,000
 2,000,000   New York City General Obligation
              Series B TECP (Chase Manhattan
              LOC)                                   (A-1, VMIG-1)     08/14/97     3.80         2,000,000
 3,100,000   New York City General Obligation
              1995 Series B-9 TECP (Chase            (A-1+,
              Manhattan LOC)                         VMIG-1)           09/17/97     3.75         3,100,000
   500,000   New York City General Obligation
              Bond Series B-10 (Union Bank of        (A-1+,
              Switzerland LOC) VRDN+                 VMIG-1)           07/07/97     4.10           500,000
   500,000   New York City General Obligation
              Bond Series C-4 (Morgan Guaranty       (A-1+,
              LOC) VRDN+                             VMIG-1)           07/01/97     3.95           500,000
 1,500,000   New York City General Obligation        (A-1+,
              TECP                                   VMIG-1)           10/17/97     3.85         1,500,000
   800,000   New York City Health and Hospitals
              Health System Bonds 1997 Series A      (A-1+,
              (Morgan Guaranty LOC) VRDN+            VMIG-1)           07/07/97     4.10           800,000
 1,800,000   New York City Housing Development
              Corp.(E. 96th St. Project)             (A-1+,
              (Mitsubishi Bank LOC) VRDN+            VMIG-1)           07/07/97     4.15         1,800,000
 1,600,000   New York City Industrial
              Development Agency Field Hotel
              Association (JFK Airport Project)
              (Banque Indosuez LOC) VRDN+            (A-1, VMIG-1)     07/07/97     4.15         1,600,000
   400,000   New York City Industrial
              Development Agency RB (Nippon
              Cargo Airlines Company)
              (Industrial Bank of Japan LOC)
              VRDN+                                  (A-1, NR)         07/01/97     5.80           400,000
 3,700,000   New York City Industrial
              Development Authority (LaGuardia
              Airport Project) (Banque Indosuez
              LOC) VRDN+                             (A-1, NR)         07/07/97     4.15         3,700,000

                See Accompanying Notes to Financial Statements.
                                       8

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                       RATINGS
   PAR                                              (MOODY'S/S&P)      MATURITY     RATE%        VALUE
----------                                          --------------     --------     -----     ------------
NEW YORK (CONT'D)
$3,500,000   New York City Municipal Water
              Finance Authority Series 5 TECP
              (Westdeutsche Landesbank
              Gironzentale LOC)                      (A-1+, P-1)       07/31/97     3.75      $  3,500,000
 1,447,000   New York City Trust For Cultural
              Resources (Carnegie Hall)              (A-1+,
              (Dai-Ichi Kangyo LOC) VRDN+            VMIG-1)           07/07/97     3.90         1,447,000
   500,000   New York Local Government
              Assistance Corporation RB              (A-1+,
              (Canadian Imperial Bank LOC) VRDN+     VMIG-1)           07/07/97     4.05           500,000
 4,000,000   New York State BANS Series S TECP
              (Westdeutsche Landesbank
              Gironzentale LOC)                      (A-1, P-1)        07/23/97     3.80         4,000,000
 3,400,000   New York State Dormitory Authority
              RB (Beverwyck Inc.) (Banque
              Paribas LOC) VRDN+                     (A-1, VMIG-1)     07/07/97     4.15         3,400,000
 2,000,000   New York State Energy Research &
              Development Authority Electric
              Facilities RB 1995 Series A (Long
              Island Lighting Company Project)
              (Union Bank of Switzerland LOC)
              VRDN+                                  (NR, VMIG-1)      07/07/97     4.20         2,000,000
 6,600,000   New York State Energy Research &
              Development Authority Pollution
              Control RB (Bank of New York LOC)
              VRDN+                                  (NR, P-1)         07/01/97     3.55         6,600,000
 2,750,000   New York State Energy Research &
              Development Authority Pollution
              Control RB (Central Hudson Gas &
              Electric) 1985 Series A (Bankers
              Trust LOC) VRDN+                       (NR, P-1)         07/07/97     3.95         2,750,000
 2,200,000   New York State Energy Research &
              Development Authority Electric
              Facilities RB 1993 Series B (Long
              Island Lighting Co. Project)
              (Toronto Dominion LOC) VRDN+           (NR, VMIG-1)      07/07/97     4.20         2,200,000
   600,000   New York State Energy Research &
              Development Authority Pollution
              Control RB (Orange & Rockland
              Utilities Inc. Project) 1995
              Series A (AMBAC Insurance LOC)
              VRDN+                                  (NR, NR)          07/07/97     4.05           600,000
 5,000,000   New York State Energy Research &
              Development Authority New York
              State Electric & Gas 1985 Series A
              (Morgan Guaranty LOC)                  (A-1+, P-1)       03/15/98     3.65         5,000,000
 2,500,000   New York State Energy Research and
              Development Authority Pollution
              Control RB (Deutsche Bank LOC)         (NR, VMIG-1)      09/01/97     3.60         2,500,000
 1,200,000   New York State Housing Finance
              Agency 1991 (Normandie Court I
              Project) (Society General LOC)         (A-1+,
              VRDN+                                  VMIG-1)           07/07/97     4.00         1,200,000
 1,500,000   New York State Housing Finance
              Agency Series A (Mt. Sinai School
              of Medicine) (Sanwa Bank LOC)
              VRDN+                                  (NR, VMIG-1)      07/07/97     3.80         1,500,000
 2,000,000   New York State Housing Finance
              Agency 1995
              Series A (East 84th Street Housing
              Project) (Fleet Bank LOC) VRDN+        (NR, VMIG-1)      07/07/97     4.20         2,000,000
 3,000,000   New York State Housing Finance
              Agency (Liberty View Apartments
              Project) (Chemical Bank LOC) VRDN+     (A-1, VMIG-1)     07/07/97     4.20         3,000,000
 1,200,000   New York State Housing Finance
              Agency Multi-family Mortgage RB
              (AMBAC Insurance) VRDN+                (NR, VMIG-1)      07/07/97     4.10         1,200,000

                See Accompanying Notes to Financial Statements.
                                       9

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                       RATINGS
   PAR                                              (MOODY'S/S&P)      MATURITY     RATE%        VALUE
----------                                          --------------     --------     -----     ------------
NEW YORK (CONT'D)
$2,100,000   New York State Housing Finance
              Agency 1996 Series A (Union Square
              South Housing Project) VRDN+           (NR, VMIG-1)      07/07/97     4.05      $  2,100,000
 5,000,000   New York State Housing Finance
              Agency Series A (250 West 50th
              Street) (Fleet Bank LOC) VRDN+         (NR, VMIG-1)      07/07/97     4.20         5,000,000
   465,000   New York State Job Development
              Authority State Special Purpose
              Bonds 1984 Series G1 to G55            (A-1+,
              (Sumitomo Bank LOC) VRDN+              VMIG-1)           07/01/97     4.00           465,000
   200,000   New York State Job Development
              Authority State Guaranteed
              Variable Rate Special Purpose
              Bonds 1984 Series C (Sumitomo Bank     (A-1+,
              LOC) VRDN+                             VMIG-1)           07/01/97     4.00           200,000
    90,000   New York State Job Development
              Authority State Guaranteed
              Variable Rate Special Purpose
              Bonds 1984 Series F (Sumitomo Bank     (A-1+,
              LOC) VRDN+                             VMIG-1)           07/01/97     4.00            90,000
   570,000   New York State Job Development
              Authority State Guaranteed
              Variable Rate Special Purpose
              Bonds 1984 Series H (Sumitomo Bank     (A-1+,
              LOC) VRDN+                             VMIG-1)           07/01/97     4.00           570,000
 2,000,000   New York State Power Authority TECP
              (Citibank LOC)                         (A-1, P-1)        08/20/97     3.80         2,000,000
 2,000,000   New York State Power Authority          (A-1, VMIG-1)     09/01/97     3.50         2,000,000
   900,000   New York State Thruway Authority
              General RB (FGIC Insurance LOC)
              VRDN+                                  (NR, VMIG-1)      07/01/97     4.05           900,000
 1,200,000   Port Authority of New York & New
              Jersey Versatile Structure             (A-1+,
              Obligations VRDN+                      VMIG-1)           07/01/97     4.10         1,200,000
   535,000   New York State Power Authority
              Adjustable Tender Notes                (A-1, VMIG-1)     09/01/97     3.50           535,000
 3,600,000   Suffolk County Industrial
              Development Authority 1994
              (Nissequogue Cogen) (Toronto           (A-1+,
              Dominion LOC) VRDN+                    VMIG-1)           07/07/97     4.15         3,600,000
 1,800,000   Town of Babylon Industrial
              Development Agency 1994 (J.
              D'addario & Company, Inc.)
              (National Westminster LOC) VRDN+       (NR, VMIG-1)      07/07/97     4.10         1,800,000
                                                                                              ------------
             TOTAL NEW YORK (cost $109,482,457)                                                109,482,457
                                                                                              ------------
PUERTO RICO (3.4%)
 3,500,000   Puerto Rico Government Development
              Bank 1985 (Credit Suisse LOC)
              VRDN+                                  (A-1+,VMIG-1)     07/07/97     3.75         3,500,000
   200,000   Puerto Rico Highway and
              Transportation Authority 1993
              (Multiple Credit Enhancements LOC)
              VRDN+                                  (A-1+,VMIG-1)     07/07/97     3.75           200,000
   200,000   Puerto Rico Industrial Medical
              Health Education and Environmental
              PCR (Anna G. Mendez Project)
              (Lloyds Bank International LOC)
              VRDN+                                  (A-1+, NR)        07/07/97     4.20           200,000
                                                                                              ------------
             TOTAL PUERTO RICO (cost $3,900,000)                                                 3,900,000
                                                                                              ------------

                See Accompanying Notes to Financial Statements.
                                       10

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                  VALUE
                                                                                               ------------
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $113,382,457*)                                        $113,382,457
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                                        200,257
                                                                                               ------------
NET ASSETS (100.0%) (applicable to 113,595,834 shares)                                         $113,582,714
                                                                                               ------------
                                                                                               ------------
NET ASSET VALUE, offering and redemption price per share
      ($113,582,714[div]113,595,834)                                                                  $1.00
                                                                                                      -----
                                                                                                      -----

                   INVESTMENT ABBREVIATIONS
BANS      =     Bond Anticipation Notes
FGIC      =     Financial Guaranty Insurance Company
LOC       =     Letter of Credit
NR        =     Not Rated
RB        =     Revenue Bond
TECP      =     Tax Exempt Commercial Paper
VRDN      =     Variable Rate Demand Notes

--------------------------------------------------------------------------------
 + The interest rate shown is the rate as of June 30, 1997 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
 * Also represents cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.
                                       11

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
MATURITY SCHEDULE OF PORTFOLIO
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------


MATURITY SCHEDULE
     (DAYS)            AMOUNT PAR         PERCENTAGE OF PORTFOLIO
-----------------     ------------     -----------------------------
                                                        (CUMULATIVE)

         1- 7         $ 64,972,000          57.4%            57.4%
        8- 14                    0           0.0%            57.4%
       15- 30            9,600,000           8.5%            65.9%
       31- 60            7,500,000           6.6%            72.5%
       61- 90           11,935,000          10.5%            83.0%
       91-120            1,500,000           1.3%            84.3%
      121-150                    0           0.0%            84.3%
     Over 150           17,850,000          15.7%           100.0%
                      ------------         -----
                      $113,357,000         100.0%
                      ------------         -----
                      ------------         -----

                Average Weighted Maturity -- 64 days

                See Accompanying Notes to Financial Statements.
                                       12

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF OPERATIONS
For the Four Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                    CASH RESERVE     NEW YORK TAX
                                                                        FUND         EXEMPT FUND
                                                                    ------------     ------------
INTEREST INCOME:                                                     $8,848,698       $1,632,663
                                                                    ------------     ------------
EXPENSES:
   Investment advisory                                                  395,742          111,582
   Sub-investment advisory and administration                           395,742          111,582
   Administrative services                                              158,297           44,633
   Audit                                                                  8,950            9,024
   Custodian                                                             23,854            6,716
   Directors                                                              6,684            6,684
   Insurance                                                              4,011            1,672
   Legal                                                                 10,027            8,356
   Printing                                                               6,684            1,672
   Registration                                                          21,727            5,682
   Transfer agent                                                        50,529            5,395
   Miscellaneous                                                          5,014            5,014
                                                                    ------------     ------------
                                                                      1,087,261          318,012
   Less fees waived and expenses reimbursed                            (216,630)         (72,532)
                                                                    ------------     ------------
       Total expenses                                                   870,631          245,480
                                                                    ------------     ------------
           Net investment income                                      7,978,067        1,387,183
                                                                    ------------     ------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS:

   Net realized loss from security transactions                            (423)               0
                                                                    ------------     ------------
           Net increase in net assets resulting from operations      $7,977,644       $1,387,183
                                                                    ------------     ------------
                                                                    ------------     ------------

                See Accompanying Notes to Financial Statements.
                                       13

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         CASH RESERVE FUND                       NEW YORK TAX EXEMPT FUND
                               --------------------------------------      ------------------------------------
                                FOR THE FOUR                               FOR THE FOUR
                                MONTHS ENDED             FOR THE           MONTHS ENDED            FOR THE
                                JUNE 30, 1997          YEAR ENDED          JUNE 30, 1997         YEAR ENDED
                                 (UNAUDITED)        FEBRUARY 28, 1997       (UNAUDITED)       FEBRUARY 28, 1997
                               ---------------      -----------------      -------------      -----------------
FROM OPERATIONS:

   Net investment income       $     7,978,067       $    21,525,922       $  1,387,183         $   3,306,940

   Net realized loss from
     security transactions                (423)               (2,226)                 0                     0
                               ---------------      -----------------      -------------      -----------------
       Net increase in net
         assets resulting
         from operations             7,977,644            21,523,696          1,387,183             3,306,940
                               ---------------      -----------------      -------------      -----------------

FROM DISTRIBUTIONS:

   Dividends from net
     investment income              (7,978,067)          (21,525,922)        (1,387,183)           (3,306,940)
                               ---------------      -----------------      -------------      -----------------
   Net decrease in net
     assets from
     distributions                  (7,978,067)          (21,525,922)        (1,387,183)           (3,306,940)
                               ---------------      -----------------      -------------      -----------------
FROM CAPITAL SHARE
 TRANSACTIONS
 (AT $1 PER SHARE):
   Proceeds from sale of
     shares                        959,227,646         2,207,941,180        131,132,492           375,730,772
   Reinvested dividends              4,048,828            14,490,731            492,043             1,179,911
   Net asset value of shares
     redeemed                   (1,007,766,415)       (2,189,302,165)      (142,232,647)         (349,303,606)
                               ---------------      -----------------      -------------      -----------------
       Net increase
         (decrease) in net
         assets from capital
         share transactions        (44,489,941)           33,129,746        (10,608,112)           27,607,077
                               ---------------      -----------------      -------------      -----------------
       Net increase
         (decrease) in net
         assets                    (44,490,364)           33,127,520        (10,608,112)           27,607,077

NET ASSETS:
   Beginning of period             416,735,230           383,607,710        124,190,826            96,583,749
                               ---------------      -----------------      -------------      -----------------
   End of period               $   372,244,866       $   416,735,230       $113,582,714         $ 124,190,826
                               ---------------      -----------------      -------------      -----------------
                               ---------------      -----------------      -------------      -----------------

                See Accompanying Notes to Financial Statements.
                                       14

WARBURG PINCUS CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                 FOR THE FOUR
                                 MONTHS ENDED               FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                 JUNE 30, 1997      ------------------------------------------------------
                                  (UNAUDITED)        1997        1996        1995        1994        1993
                                 -------------      ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING
 OF PERIOD                          $  1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                      -----         ------      ------      ------      ------      ------
   Income from Investment
     Operations:
   Net Investment Income             0.0169         0.0492      0.0543      0.0426      0.0273      0.0322
   Less Distributions:
   Dividends from net
     investment income              (0.0169)        (0.0492)    (0.0543)    (0.0426)    (0.0273)    (0.0322)
                                      -----         ------      ------      ------      ------      ------
NET ASSET VALUE, END OF
 PERIOD                             $  1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                      -----         ------      ------      ------      ------      ------
                                      -----         ------      ------      ------      ------      ------
Total Return                           1.70%`D'       5.03%       5.57%       4.35%       2.76%       3.27%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
 (000s)                            $372,245         $416,735    $383,607    $403,211    $277,557    $287,723

Ratios to average daily net
 assets:
   Operating expenses                  0.55%*         0.55%       0.55%       0.55%       0.54%       0.50%
   Net investment income               5.04%*         4.93%       5.43%       4.41%       2.73%       3.22%
   Decrease reflected in
     above operating expense
     ratios due to
     waivers/reimbursements            0.14%*         0.14%       0.16%       0.19%       0.13%       0.17%

--------------------------------------------------------------------------------
* Annualized.
`D' Non-annualized.

                See Accompanying Notes to Financial Statements.
                                       15

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                   FOR THE FOUR
                                   MONTHS ENDED               FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                   JUNE 30, 1997     -------------------------------------------------------
                                    (UNAUDITED)       1997        1996        1995        1994        1993
                                   -------------     -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $    1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                        ------       -------     -------     -------     -------     -------
   Income from Investment
     Operations:

   Net Investment Income                0.0104        0.0288      0.0326      0.0246      0.0175      0.0224

   Less Distributions:

   Dividends from Net
     Investment Income                 (0.0104)      (0.0288)    (0.0326)    (0.0246)    (0.0175)    (0.0224)
                                        ------       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD       $    1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                        ------       -------     -------     -------     -------     -------
                                        ------       -------     -------     -------     -------     -------

Total Return                              1.04%`D'      2.92%       3.31%       2.48%       1.77%       2.26%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period
 (000s)                               $113,583       $124,191    $96,584     $77,111     $65,984     $76,995

Ratios to average daily net
 assets:
    Operating expenses                    0.55%*        0.55%       0.55%       0.55%       0.54%       0.50%
    Net investment income                 3.11%*        2.88%       3.24%       2.46%       1.75%       2.23%
    Decrease reflected in
      above operating expense
      ratios due to
      waivers/reimbursements              0.16%*        0.17%       0.27%       0.27%       0.19%       0.28%

--------------------------------------------------------------------------------
* Annualized.
`D' Non-annualized.

                See Accompanying Notes to Financial Statements.
                                       16

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Cash Reserve Fund (the 'Cash Reserve Fund') and the Warburg Pincus New York Tax Exempt Fund (the 'New York Tax Exempt Fund') are registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as diversified and non-diversified, open-end management investment companies, respectively.

   Investment objectives for each Fund are as follows: the Cash Reserve Fund is designed to provide investors with high current income consistent with liquidity and stability of principal; the New York Tax Exempt Fund is designed to provide investors with as high a level of current income that is exempt from federal, New York state and New York city personal income taxes as is consistent with preservation of capital and liquidity.

   Certain New York state and New York city municipal obligations in the New York Tax Exempt Fund may be obligations of issues which rely in whole or in part on New York state or New York city revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

   The net asset value of each Fund is determined as of noon and the close of regular trading on the New York Stock Exchange on each day, except on days when the Exchange is closed. Each Fund's investments are valued under the amortized cost method which approximates current market value. Under this method, investments are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the investment.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, are declared and paid annually, although the Cash Reserve Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Fund's possession through its custodian.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   The Cash Reserve Fund and the New York Tax Exempt Fund have, effective March 1, 1997, each changed their fiscal and tax year-ends from February 28th to December 31st, which was approved by the Funds' Board of Directors on January 15, 1997.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the transfer agent expense. For the period ended June 30, 1997, each Fund received credits or reimbursements as follows:

                  FUND                              AMOUNT
-----------------------------------------    ---------------------
Cash Reserve                                        $17,105
New York Tax Exempt                                   3,724

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Warburg, Pincus Counsellors, Inc. ('Warburg'), which is indirectly controlled by Warburg, Pincus & Co., serves as each Fund's investment adviser. For its investment advisory services, Warburg receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. For the period ended June 30, 1997, investment advisory fees and waivers were as follows:

                                     GROSS                                NET
           FUND                   ADVISORY FEE         WAIVER         ADVISORY FEE
---------------------------    ------------------     --------     ------------------
Cash Reserve                        $395,742          $(79,810)         $315,932
New York Tax Exempt                  111,582           (27,523)           84,059

   PNC Institutional Management Corporation ('PIMC'), a wholly owned subsidiary of PNC Bank, N.A., serves as each Fund's sub-investment adviser and

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
DISTRIBUTOR (CONT'D)
administrator. For its sub-investment advisory and administrative services, PIMC receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. For the period ended June 30, 1997, sub-investment advisory and administration fees and waivers were as follows:

                               GROSS SUB-ADVISORY                    NET SUB-ADVISORY
                                      AND                                  AND
           FUND                ADMINISTRATION FEE      WAIVER       ADMINISTRATION FEE
---------------------------    ------------------     ---------     ------------------
Cash Reserve                        $395,742          $(119,715)         $276,027
New York Tax Exempt                  111,582            (41,285)           70,297

   Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, serves as each Fund's co-administrator. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the period ended June 30, 1997, administrative services fees earned by CFSI were as follows:

                  FUND                       CO-ADMINISTRATION FEE
-----------------------------------------    ---------------------
Cash Reserve                                       $ 158,297
New York Tax Exempt                                   44,633

   Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. No compensation is payable by the Funds to CSI for distribution services.

3. CAPITAL SHARE TRANSACTIONS

   Each Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Advisor Shares. Neither Fund currently offers Advisor Shares.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

   Transactions in shares of each Fund were as follows:

                                    CASH RESERVE FUND                     NEW YORK TAX EXEMPT FUND
                           ------------------------------------     ------------------------------------
                            FOR THE FOUR                             FOR THE FOUR
                            MONTHS ENDED           FOR THE           MONTHS ENDED           FOR THE
                           JUNE 30, 1997         YEAR ENDED         JUNE 30, 1997         YEAR ENDED
                            (UNAUDITED)       FEBRUARY 28, 1997      (UNAUDITED)       FEBRUARY 28, 1997
                           --------------     -----------------     --------------     -----------------
Shares sold                  959,227,646         2,207,941,180        131,132,492           375,730,772
Shares issued to
 shareholders on
 reinvestment of
 dividends                     4,048,828            14,490,731            492,043             1,179,911
Shares redeemed           (1,007,766,415)       (2,189,302,165)      (142,232,646)         (349,303,606)
                           --------------     -----------------     --------------         -------------
Net increase (decrease)
 in shares                   (44,489,941)           33,129,746        (10,608,111)           27,607,077
                           --------------     -----------------     --------------         -------------
                           --------------     -----------------     --------------         -------------

4. LIABILITIES

   At June 30, 1997 the Funds had the following liabilities:

                                       CASH RESERVE FUND     NEW YORK TAX EXEMPT FUND
                                       -----------------     ------------------------
Dividends Payable                           $1,611,857                $316,589
Investment advisory fee payable                 64,313                  19,016

5. NET ASSETS

   Net Assets at June 30, 1997, consisted of the following:

                                       CASH RESERVE FUND     NEW YORK TAX EXEMPT FUND
                                       -----------------     ------------------------
Capital contributed, net                 $ 372,247,951             $113,595,840
Accumulated net realized loss from
 security transactions                          (3,085)                 (13,126)
                                       -----------------           ------------
Net assets                               $ 372,244,866             $113,582,714
                                       -----------------           ------------
                                       -----------------           ------------

6. CAPITAL LOSS CARRYOVER

   For the Fiscal year ended February 28, 1997, the Cash Reserve Fund and the New York Tax Exempt Fund have capital loss carryovers of $2,733 and $13,126, respectively, to offset possible future capital gains of each Fund. These carryovers expire as follows:

            FUND                YEAR                  AMOUNT
----------------------------    ----                  ------

Cash Reserve                    2004                 $  507
                                2005                  2,226

New York Tax Exempt             1997                  4,822
                                1998                  4,026
                                2000                  4,089
                                2002                    189

                                      [Logo]

                       P.O. Box 9030, BOSTON, MA 02205-9030
                            800-WARBURG (800-927-2874)

COUNSELLORS SECURITIES INC., DISTRIBUTOR.                           WPMMF-3-0697




                              STATEMENT OF DIFFERENCES
                              ------------------------

The dagger symbol shall be expressed as `D'
The division sign shall be expressed as [div]